Average Annual Total Returns - FidelityDefinedMaturityFunds-RetailComboPRO - FidelityDefinedMaturityFunds-RetailComboPRO - Fidelity Municipal Income 2025 Fund	Aug. 29, 2022
Fidelity Municipal Income 2025 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	0.80%
Since Inception	2.91%
Fidelity Municipal Income 2025 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.80%
Since Inception	2.91%
Fidelity Municipal Income 2025 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.11%
Since Inception	2.66%
LB015
Average Annual Return:
Past 1 year	1.52%
Since Inception	3.76%	[1]
IXZHF
Average Annual Return:
Past 1 year	0.26%
Since Inception	3.07%	[1]

[1]	A From May 25, 2017